Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of share option activity and related information
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	1,072,777	$17.17	7.73	$18,170
Granted	10,350	57.79	9.62
Exercised	(366,133)	15.46
Forfeited	(30,538)	18.09

Outstanding at end of year	686,456	$18.66	6.87	$48,375

Exercisable at end of year	374,526	$15.51	6.12	$27,574

Schedule of options outstanding classified by exercise price
	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)
$		$	In years		$	In years

2.07	25,066	2.07	3.86	25,066	2.07	3.86
9.97	56,214	9.97	3.86	56,214	9.97	3.86
10.05-11.90	47,527	10.32	5.58	47,527	10.32	5.58
14.32-15.80	76,004	15.12	5.82	56,005	14.87	5.45
16.15-18.05	106,009	17.99	6.63	60,168	18.05	6.61
18.80-19.05	224,478	18.81	7.55	87,852	18.83	7.46
22.40-57.79	151,158	29.29	9.21	41,694	27.15	8.51

	686,456			374,526

Schedule of RSU’s activity
Number of RSUs

Unvested at beginning of year	678,303
Granted	455,501
Vested	(248,199)
Forfeited	(51,284)

Unvested at the end of the year	834,321

Schedule of share based compensation expense
	Year ended December 31,
	2020	2019	2018

Cost of products	$1,056	$632	$494
Cost of services	771	520	398
Research and development, net	1,712	1,294	1,022
Sales and marketing	2,893	1,689	1,240
General and administrative	3,604	2,479	2,392

Total share-based compensation expense	$10,036	$6,614	$5,546